Catalyst/CIFC Senior Secured Income Fund

Class A: CFRAX Class C: CFRCX Class C-1: CFRFX Class I: CFRIX

(the “Fund”)

May 28, 2026

This information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated November 1, 2025, as previously supplemented.

____________________________________________________________________

Ira Ginsburg, Deputy Chief Investment Officer and Senior Portfolio Manager for Corporate Bank Loans and Global Co-Head of CLOs of CIFC Investment Management LLC (“CIFC”), and Michael Nespola, CFA, Senior Portfolio Manager for Corporate Bank Loans and Head of U.S. CLOs of CIFC, have been added as Portfolio Managers of the Fund.

Accordingly, all references in the Prospectus and Summary Prospectus to the Portfolio Managers of the Fund are revised to reflect Messrs. Ginsburg and Nespola’s new positions with the Fund, and the following information regarding Messrs. Ginsburg and Nespola is added to the Prospectus:

Ira Ginsburg, Deputy Chief Investment Officer and Senior Portfolio Manager for Corporate Bank Loans and Global Co-Head of CLOs at CIFC

Mr. Ginsburg is a Senior Portfolio Manager at CIFC and has 35 years of experience in corporate lending and portfolio management. Prior to joining CIFC in 2011, Mr. Ginsburg was a Principal and Portfolio Manager at Callidus Capital Corp. Mr. Ginsburg began his career at JP Morgan in 1991, where he received his credit training. While at JP Morgan, he was a Vice President in the High Yield Finance group and held other roles in the Retail Industries, Management Reporting and Merger Integration groups. Mr. Ginsburg holds a B.S. in Finance and Management from New York University and is a member of the New York Society of Security Analysts.

Michael Nespola, CFA, Senior Portfolio Manager for Corporate Bank Loans and Head of U.S. CLOs at CIFC

Mr. Nespola is a Senior Portfolio Manager and Head of U.S. CLOs at CIFC and has 16 years of experience in leveraged finance and investment research. Prior to joining CIFC in 2014, Mr. Nespola was an Associate at the Bank of Montreal, where he underwrote leveraged finance transactions across a variety of industries. He began his career at Cambridge Associates, where he most recently served as a Research Analytics Associate focusing on private equity manager research. Mr. Nespola holds a B.A. in Economics from Stonehill College.

In addition, effective June 30, 2026, Stan Sokolowski will no longer serve as a Portfolio Manager of the Fund, and all references to Mr. Sokolowski are to be deleted from the Prospectus and Summary Prospectus.

* * * * *

You should read this Supplement in conjunction with the Summary Prospectus, the Prospectus and the Statement of Additional Information for the Fund, each dated November 1, 2025, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to the Catalyst Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.

MUTUAL FUND SERIES TRUST

Catalyst/CIFC Senior Secured Income Fund Class A: CFRAX Class C: CFRCX Class C-1: CFRFX Class I: CFRIX

(the “Fund” or the “Senior Secured Income Fund”)

May 28, 2026

This information supplements certain information contained in the Statement of Additional Information (“SAI”) for the Fund, dated November 1, 2025, as previously supplemented.

______________________________________________________________________________

Ira Ginsburg, Deputy Chief Investment Officer and Senior Portfolio Manager for Corporate Bank Loans and Global Co-Head of CLOs of CIFC Investment Management LLC (“CIFC”), and Michael Nespola, CFA, Senior Portfolio Manager for Corporate Bank Loans and Head of U.S. CLOs of CIFC, have been added as Portfolio Managers of the Fund.

Accordingly, all information contained in the Fund’s SAI regarding the Portfolio Managers of the Fund is hereby revised to reflect the new Portfolio Managers’ positions with the Fund, and the following information is added to the sections of the Fund’s SAI entitled “ADVISOR AND SUB-ADVISORS - Portfolio Managers – Senior Secured Income Fund” and “ADVISOR AND SUB-ADVISORS - Portfolio Managers’ Other Accounts Managed – All Funds”:

Messrs. Ginsburg and Nespola’s compensation from CIFC is based on a fixed salary plus a bonus based on their individual accomplishments and overall profitability of CIFC.

As of April 30, 2026, the number of, and total assets in, all registered investment companies, other pooled investment vehicles, and other accounts overseen by Ira Ginsburg and Michael Nespola are as follows

Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets (millions)	Number	Total Assets (millions)	Number	Total Assets (millions)
Ira Ginsburg	0	$0	85	$35,890	16	$2,368
Michael Nespola	0	$0	75	$31,234	16	$2,368

The following table shows the dollar range of equity securities of the Fund beneficially owned by Ira Ginsburg and Michael Nespola as of April 30, 2026.

1

Ira Ginsburg	Senior Secured Income Fund	None
Michael Nespola	Senior Secured Income Fund	None

In addition, effective June 30, 2026, Stan Sokolowski will no longer serve as a Portfolio Manager of the Fund, and all references to Mr. Sokolowski are to be deleted from the SAI.

* * * * *

You should read this Supplement in conjunction with the Summary Prospectus, the Prospectus and the Statement of Additional Information for the Fund, each dated November 1, 2025, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to the Catalyst Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.

2